CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Common Stock Reserved for Future Issuance (Details) - shares	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Common Stock options outstanding	16,031,000	14,792,000	14,490,000	12,007,000
Restricted Stock units outstanding	459,000
Shares available for issuance under the Plan	1,960,118	3,894,467	4,463,000	565,000
Convertible Preferred Stock outstanding	100,038,000	100,038,000	100,038,000	84,093,000
Common Stock warrants outstanding	919,000	2,032,000	464,000	2,000,000
Total shares of authorized Common Stock reserved for future issuance	119,407,000	120,756,000	119,455,000	98,665,000